Operating Revenue - Summary of Changes in Contract Assets Relating to Contracts with Customers (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Bundled Packages Including Terminal And Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	¥ 2,607	¥ 6,019
System Integration And Engineering Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	¥ 2,794	¥ 548